Redeemable Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2017
Redeemable Convertible Preferred Shares
Schedule of redeemable convertible preferred shares

	Series A-1 Preferred Shares	Series A-2 Preferred Shares	Series B Preferred Shares	Series C Preferred Shares	Series D Preferred Shares	Series E Preferred Shares	Total
Balance as of January 1, 2015	31,331	34,398	100,783	84,925	232,381	—	483,818

Issuance for cash	—	—	—	—	—	342,880	342,880
Issuance costs paid	—	—	—	—	—	(4,130)	(4,130)
Redemption value accretion	19,359	21,505	48,141	28,411	59,507	36,767	213,690
Foreign currency translation adjustment	1,827	2,001	6,182	5,199	14,210	14,262	43,681

Balance as of December 31, 2015	52,517	57,904	155,106	118,535	306,098	389,779	1,079,939

Redemption value accretion	78,608	90,231	127,746	71,359	111,684	116,114	595,742
Foreign currency translation adjustment	3,594	3,962	10,603	8,093	20,901	26,618	73,771

Balance as of December 31, 2016	134,719	152,097	293,455	197,987	438,683	532,511	1,749,452

Redemption value accretion	26,356	29,619	60,289	40,164	57,988	(11,737)	202,679
Foreign currency translation adjustment	(7,651)	(8,632)	(16,763)	(11,297)	(24,341)	(28,178)	(96,862)
Conversion of preferred shares to ordinary shares	(153,424)	(173,084)	(336,981)	(226,854)	(472,330)	(492,596)	(1,855,269)

Balance as of December 31, 2017	—	—	—	—	—	—	—